February 27, 2018	Matthew A. Brunmeier T +1 312 845 1376 matthew.brunmeier@ropesgray.com

VIA Edgar

Securities and Exchange Commission 100 F Street, NE Washington, DC 20549-4720

Re:	Calamos Convertible and High Income Fund (the “Fund”)
(File Nos. 811-21319, 333-205640)

Ladies and Gentlemen:

On behalf of the Fund, we are filing today, pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, by electronic submission via EDGAR, Post-Effective Amendment No. 4 to the Fund’s Registration Statement on Form N-2. This Post-Effective Amendment is being filed for the purposes of responding to comments from the staff of the Securities and Exchange Commission, filing exhibits, completing any open information and to make certain other nonmaterial changes. The Post-Effective Amendment has been marked to indicate changes made from Post-Effective Amendment No. 3 to the Fund’s Registration Statement on Form N-2, filed on February 7, 2018.

No fees are required in connection with this filing. If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (312) 845-1376.

Very truly yours,

/s/ Matthew A. Brunmeier

Matthew A. Brunmeier

cc:	John P. Calamos, Sr.
J. Christopher Jackson, Esq.
Paulita Pike, Esq.
Jeremy Smith, Esq.
Rita Rubin, Esq.